Income taxes (Tables)	12 Months Ended
Mar. 31, 2017
Income taxes
Components of income tax expense

	Millions of yen
	Year ended March 31
	2015	2016	2017
Current:
Domestic	¥80,760	¥72,272	¥52,004
Foreign	13,531	9,183	5,697

Subtotal	94,291	81,455	57,701

Deferred:
Domestic	23,309	(66,176)	20,239
Foreign	3,180	7,317	2,289

Subtotal	26,489	(58,859)	22,528

Total	¥120,780	¥22,596	¥80,229

Effective income tax rate reflected in consolidated statements of income

	Year ended March 31
	2015	2016	2017
Nomura’s effective statutory tax rate	36.0%	33.0%	31.0%
Impact of:
Changes in deferred tax valuation allowance	5.1	36.1	(10.8)
Additional taxable revenues	0.3	0.3	0.1
Non-deductible expenses	5.9	7.8	2.9
Non-taxable revenue	(4.7)	(7.2)	(2.6)
Dividends from foreign subsidiaries	0.0	0.0	0.0
Tax effect of undistributed earnings of foreign subsidiaries	0.0	0.1	0.0
Different tax rate applicable to income (loss) of foreign subsidiaries	(1.4)	1.1	0.3
Effect of changes in domestic tax laws	(1.4)	(0.9)	1.0
Expiration of loss carryforwards	0.0	—	—
Tax benefit recognized on the devaluation of investment in subsidiaries and affiliates(1)	—	(54.8)	1.7
Other	(5.0)	(1.8)	1.3

Effective tax rate	34.8%	13.7%	24.9%

(1)	The tax benefit recognized on the devaluation of investment in subsidiaries and affiliates during the year ended March 31, 2016 of approximately ¥90 billion (which impacts Nomura’s effective statutory tax rate by 54.8%) arises from the recognition of deferred tax assets from the decision of Nomura management to liquidate certain wholly-owned subsidiaries within Nomura during the year. Total valuation allowances of ¥24 billion have been recognized against these deferred tax assets, the impact of which are reported in changes in deferred tax valuation allowance for the same period.

Details of deferred tax assets and liabilities

	Millions of yen
	March 31
	2016	2017
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥16,862	¥17,988
Investments in subsidiaries and affiliates	112,030	100,100
Valuation of financial instruments	60,776	65,158
Accrued pension and severance costs	16,190	21,854
Other accrued expenses and provisions	96,202	84,268
Operating losses	435,122	406,440
Other	5,644	8,408

Gross deferred tax assets	742,826	704,216
Less—Valuation allowance	(543,489)	(519,492)

Total deferred tax assets	199,337	184,724

Deferred tax liabilities
Investments in subsidiaries and affiliates	121,874	125,752
Valuation of financial instruments	49,873	46,684
Undistributed earnings of foreign subsidiaries	711	947
Valuation of fixed assets	19,165	18,042
Other	6,822	5,840

Total deferred tax liabilities	198,445	197,265

Net deferred tax assets (liabilities)	¥892	¥(12,541)

Changes in valuation allowance for deferred tax assets

	Millions of yen
	Year ended March 31
	2015		2016		2017
Balance at beginning of year	¥490,603		¥565,103		¥543,489
Net change during the year	74,500	(1)	(21,614	)(2)	(23,997	)(3)

Balance at end of year	¥565,103		¥543,489		¥519,492

(1)	Primarily includes ¥85,403 million of additional full valuation allowances established by certain foreign subsidiaries against additional operating loss carryforwards generated during the period as a result of additional taxable losses being incurred by such subsidiaries, offset by a reduction of ¥2,921 million of valuation allowances of certain foreign subsidiaries and a reduction of ¥7,982 million related to Japanese subsidiaries and the Company because of decrease in valuation allowances related to operating loss carryforwards due to the effect of changes in domestic tax laws. In total, ¥74,500 million of allowances increased for the year ended March 31, 2015.
(2)	Primarily includes ¥7,003 million of additional full valuation allowances established by certain foreign subsidiaries against additional operating loss carryforwards generated during the period as a result of additional taxable losses being incurred by such subsidiaries, offset by a reduction of ¥27,757 million of valuation allowances of certain foreign subsidiaries and a reduction of ¥860 million related to Japanese subsidiaries and the Company because of decrease in valuation allowances related to operating loss carryforwards due to the effect of changes in domestic tax laws. In total, ¥21,614 million of allowances decreased for the year ended March 31, 2016.
(3)	Primarily includes an increase of ¥2,040 million of valuation allowances of certain foreign subsidiaries partly because of changes in the expected realization of deferred tax assets, a reduction of ¥35,214 million of valuation allowances of certain foreign subsidiaries mainly by utilization of operating loss carryforwards, an increase of ¥5,811 million of valuation allowances related to Japanese subsidiaries and the Company by changes in the expected realization of deferred tax assets, and an increase of ¥3,366 million related to Japanese subsidiaries and the Company because of increase in valuation allowances related to operating loss carryforwards due to the effect of changes in domestic tax laws. In total, ¥23,997 million of allowances decreased for the year ended March 31, 2017.

Summarizes major jurisdictions subject to examination

Jurisdiction	Year
Japan	2012	(1)
United Kingdom	2016
United States	2014

(1)	The earliest year in which Nomura remains subject to examination for transfer pricing issues is 2011.